EQUITY-BASED COMPENSATION - Key Assumptions Used for Units Granted (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management, SCP & WME Holdco Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free Interest Rate, minimum	0.10%	1.59%	1.99%
Risk-free Interest Rate, maximum	0.36%	2.63%	2.94%
Expected Volatility, minimum	45.00%		35.00%
Expected Volatility, maximum	47.50%		37.50%
Expected Volatility		35.00%
Expected Dividend Yield	0.00%	0.00%	0.00%
UFC Management Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free Interest Rate, minimum		1.73%
Risk-free Interest Rate, maximum		2.30%
Risk-free Interest Rate	0.14%
Expected Volatility, minimum		30.00%
Expected Volatility, maximum		32.50%
Expected Volatility	37.50%
Expected Dividend Yield	0.00%	0.00%
Minimum [Member] | Management, SCP & WME Holdco Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Life	1 year	1 year	1 year
Minimum [Member] | UFC Management Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Life	1 year	1 year
Maximum [Member] | Management, SCP & WME Holdco Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Life	5 years	5 years	5 years
Maximum [Member] | UFC Management Awards
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Expected Life	5 years	5 years